Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Cash and Cash Equivalents

	2021	2020
	$’000	$’000
Cash on hand	13	27
Cash at bank	39,814	40,414
Short-term bank deposits	30,409	52,918

	70,236	93,359